Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Schedule of continuity of lease liabilities

	December 31, 2023	December 31, 2022
Opening balance	$465,930	$548,607
Less: lease payments	(127,797)	(130,056)
Interest expense	39,502	47,379
	377,635	465,930
Less: current portion of lease liabilities	(100,531)	(88,295)
Long-term portion of lease liabilities	$277,104	$377,635

Schedule of continuity of ROU assets

	December 31, 2023	December 31, 2022
Opening balance	$432,319	$539,110
Less: amortization of ROU assets	(101,722)	(106,791)
	$330,597	$432,319

Schedule of remaining payments for the operating lease

	2024	2025	2026	2027	2028	Total
Office lease	$170,672	$173,970	$177,268	$44,523	-	$566,433